UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC

Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:

/s/ Peter J. Gavey                 Darien, CT                 February 14, 2012
-----------------------       -----------------------      ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $336,679
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                   FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
---------------               --------       -----       -------   -------   --- ----  ----------  --------  ----       ------  ----
AIRCASTLE LTD                 COM            G0129K104   19,708    1,549,367 SH        SOLE        NONE      1,549,367  0       0
ALLIANCE DATA SYSTEMS CORP    COM            018581108   22,970      221,203 SH        SOLE        NONE        221,203  0       0
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106    2,788      182,329 SH        SOLE        NONE        182,329  0       0
AMPHENOL CORP NEW             CL A           032095101   23,010      506,943 SH        SOLE        NONE        506,943  0       0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW        049164205   18,877      491,215 SH        SOLE        NONE        491,215  0       0
BAXTER INTL INC               COM            071813109   13,814      279,183 SH        SOLE        NONE        279,183  0       0
CHIMERA INVT CORP             COM            16934Q109    2,194      874,151 SH        SOLE        NONE        874,151  0       0
COPART INC                    COM            217204106   11,637      243,001 SH        SOLE        NONE        243,001  0       0
CORNING INC                   COM            219350105    3,665      282,353 SH        SOLE        NONE        282,353  0       0
COVANTA HLDG CORP             COM            22282E102    8,445      616,856 SH        SOLE        NONE        616,856  0       0
CREDIT ACCEP CORP MICH        COM            225310101   30,586      371,733 SH        SOLE        NONE        371,733  0       0
CLEVELAND BIOLABS INC         COM            185860103    1,582      552,973 SH        SOLE        NONE        552,973  0       0
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302   18,086      479,722 SH        SOLE        NONE        479,722  0       0
FORD MTR CO DEL               COM PAR $0.01  345370860    4,304      400,000 SH        SOLE        NONE        400,000  0       0
GAMESTOP CORP NEW             CL A           36467W109    5,944      246,350 SH        SOLE        NONE        246,350  0       0
GENERAL MTRS CO               COM            37045V100    3,155      155,640 SH        SOLE        NONE        155,640  0       0
GENESEE & WYO INC             CL A           371559105   24,262      400,493 SH        SOLE        NONE        400,493  0       0
HASBRO INC                    COM            418056107   15,574      488,353 SH        SOLE        NONE        488,353  0       0
HEXCEL CORP NEW               COM            428291108    5,874      242,626 SH        SOLE        NONE        242,626  0       0
INTERDIGITAL INC              COM            45867G101    2,694       61,828 SH        SOLE        NONE         61,828  0       0
MEDCO HEALTH SOLUTIONS INC    COM            58405U102   16,178      289,410 SH        SOLE        NONE        289,410  0       0
METHANEX CORP                 COM            59151K108      858       37,600 SH        SOLE        NONE         37,600  0       0
MODINE MFG CO                 COM            607828100    3,232      341,689 SH        SOLE        NONE        341,689  0       0
NEUSTAR INC                   CL A           64126X201   25,166      736,497 SH        SOLE        NONE        736,497  0       0
PALOMAR MED TECHNOLOGIES INC  COM NEW        697529303    7,086      761,897 SH        SOLE        NONE        761,897  0       0
QUALCOMM INC                  COM            747525103    4,376       80,000 SH        SOLE        NONE         80,000  0       0
QUANEX BUILDING PRODUCTS COR  COM            747619104    1,376       91,620 SH        SOLE        NONE         91,620  0       0
SEI INVESTMENTS CO            COM            784117103      868       50,000 SH        SOLE        NONE         50,000  0       0
TE CONNECTIVITY LTD           REG SHS        H84989104   16,451      533,938 SH        SOLE        NONE        533,938  0       0
TRW AUTOMOTIVE HLDGS CORP     COM            87264S106    1,277       39,168 SH        SOLE        NONE         39,168  0       0
VICOR CORP                    COM            925815102    7,312      918,534 SH        SOLE        NONE        918,534  0       0
VISTAPRINT N V                SHS            N93540107   13,330      435,615 SH        SOLE        NONE        435,615  0       0



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